Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions and Balances (Tables) [Line Items]
Schedule of Sales	Related Parties:
Name of related parties	Relationship with the Company
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Li Jun	A shareholder of Hainan Ruiying
Liu Fang	Daughter of Yongjun Liu, Chairman and shareholder of the Company
Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”)	An entity method investee

Sales [Member]
Related Party Transactions and Balances (Tables) [Line Items]
Schedule of Sales	Accounts receivable from a related party
Name of related party	June 30, 2024	December 31, 2023
Yangzhou Meihua Import and Export Co., Ltd.	$788,726	$456,361
Due from related parties
Name of related party	June 30, 2024	December 31, 2023
Li Jun	$-	$21,127
Hainan Guoxie	5,375,546	-
Total	$5,375,546	$21,127
Deposits to a related party -noncurrent
Name of related party	June 30, 2024	December 31, 2023
Liu Fang	$8,944,298	$9,155,059
The Company sells products to its related parties and the sales amount from related parties for the six months ended 2024 and 2023 are as follows:
	For the Six Months ended June 30,
Name of related party	2024	2023
Yangzhou Meihua Import and Export Co., Ltd.	$307,805	$11,751